NATURE OF OPERATIONS AND GOING CONCERN	6 Months Ended
Jun. 30, 2024
Nature Of Operations And Going Concern
NATURE OF OPERATIONS AND GOING CONCERN

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN

Femto Technologies Inc. (formerly known as BYND Cannasoft Enterprises Inc.) (the “Company” or “Femto”) is a Canadian company which was amalgamated under the Business Corporations Act (British Columbia) on March 29, 2021. The Company’s registered address is 2264 East 11th Avenue, Vancouver, Canada.

The Company currently operates only in Israel and through its subsidiaries (i) develops, markets and sells a proprietary client relationship management software known as “Benefit CRM” and its new Cannabis CRM platform, and (ii) is developing the EZ-G device, a unique, patent pending device that, combined with proprietary software (provisional application), regulates the flow of low-concentration CBD oils into the soft tissues of the female sexual organs, and (iii) manages the construction, licensing and operation of a cannabis farm and indoor cannabis growing facility.

On March 29, 2021, the Company completed the business combination transactions with BYND – Beyond Solutions Ltd. (“BYND”). As a result of the business combination transactions, BYND became a wholly owned subsidiary of the Company. This transaction is accounted for as a reverse asset acquisition of the Company by BYND (“RTO”).

On March 29, 2021, BYND completed the share exchange agreement with B.Y.B.Y. As a result of the share exchange agreement, BYND holds 74% ownership interest in B.Y.B.Y. One of the former shareholders holds the remaining 26% ownership interest in B.Y.B.Y. in trust for BYND, for the purpose to comply with Israeli Cannabis Laws regarding the ownership of medical cannabis license rights This transaction was accounted for as asset acquisition according to IFRS 2 Share-based Payment.

On September 22, 2022, the Company and the former shareholder of Zigi Carmel Initiatives and Investments Ltd. (“ZC”) entered into a share exchange agreement, whereby the Company would acquire 100% ownership interest in ZC from the former shareholder in exchange for 7,920,000 common shares (41,684 common shares post reverse split) of the Company. The share exchange agreement was executed and fully completed on September 22, 2022.

As of March 14, 2024, the Company’s common shares no longer were listed on the Canadian Securities Exchange following a voluntary delisting.

Reverse stock split

On March 15, 2024, the Company announced a one (1) for one hundred ninety (190) reverse stock split of its outstanding common shares that became effective on March 22, 2024.

All shares, stock options, share purchase warrants, RSU’s and per share information in these consolidated financial statements have been restated to reflect the reverse stock split on a retroactive basis.

War in Israel

On October 7, 2023, Hamas terrorists infiltrated Israel’s southern border from the Gaza Strip and conducted a series of attacks on civilian and military targets. Following the attack, Israel’s government declared war against Hamas.

FEMTO TECHNOLOGIES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the six months ended June 30, 2024

(Expressed in Canadian dollars)

(Unaudited)

NOTE 1 – NATURE OF OPERATIONS AND GOING CONCERN (continued)

Other terrorist organizations such as the Hezbollah in Lebanon on Israel’s northern border have launched rocket attacks on Israel in support of Hamas. The military campaign against Hamas and other terrorist organizations is ongoing and could escalate in the future into a larger regional conflict. There is no certainty as to the duration, severity, results or implications of the war on the State of Israel generally or on the Company.

While many of Israeli civilians were draft to reserve duty, the company’s headquarter activity located in Israel remain unharmed. With regards to company’s source of income, during the first month of the war, a few credit card companies reported on a sharp decrease in transactions in Israel. Despite that, the company has not experienced any material impact on its revenues, mainly due the fact that most of the company’s revenue is generated from large institutions.

As of the date of these financial statements, the end of the war is unknown.

These condensed interim consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities in the normal course of business. These financial statements do not reflect the adjustments to the carrying values of assets and liabilities, the reported revenues and expenses, and the statement of financial position classifications used, that would be necessary if the Company were unable to realize its assets and settle its liabilities as a going concern in the normal course of operations. Such adjustments could be material.